Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Derivative financial instruments
Change in fair value of the derivative instruments	$ 20,303	$ (8,445)	$ 36,845	$ (69,391)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	19,030	(5,260)	29,630	(4,510)
Foreign exchange swaps
Derivative financial instruments
Change in fair value of the derivative instruments	1,307	(3,247)	6,985	(65,356)
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	$ (34)	$ 62	$ 230	$ 475